Condensed Balance Sheets - Armada - Interim - USD ($)	Jun. 30, 2026	Sep. 30, 2025
Current assets:
Cash	$ 147,740
Prepaid expenses	26,417
Total current assets	174,157
Total assets	355,375,557	$ 1,761,419
Current liabilities:
Accounts payable and accrued liabilities	166,796	0
Total liabilities	696,227,692	2,276,419
Commitments and Contingencies
Stockholder’s deficit:
Common stock	0	0
Accumulated deficit	(340,852,135)	(515,000)
Total stockholder’s deficit	(340,852,135)	(515,000)
Total liabilities and stockholder’s deficit	355,375,557	1,761,419
Armada Acquisition Corp. II
Current assets:
Cash	54,503	361,105
Prepaid expenses	66,114	50,067
Prepaid insurance	57,233	137,360
Total current assets	177,850	548,532
Prepaid insurance – long-term	0	22,893
Cash and marketable securities held in Trust Account	241,164,305	234,628,166
Total assets	241,342,155	235,199,591
Current liabilities:
Accrued offering costs	75,000	75,000
Accounts payable and accrued liabilities	5,392,291	1,403,430
Total current liabilities	5,467,291	1,478,430
Deferred professional fees	38,387	37,564
Deferred underwriting fee payable	9,200,000	9,200,000
Total liabilities	14,705,678	10,715,994
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 23,000,000 shares at a redemption value of $10.49 and $10.20 per share as of June 30, 2026 and September 30, 2025, respectively	241,164,305	234,628,166
Stockholder’s deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued or outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(14,528,687)	(10,145,428)
Total stockholder’s deficit	(14,527,828)	(10,144,569)
Total liabilities and stockholder’s deficit	241,342,155	235,199,591
Class A ordinary shares | Armada Acquisition Corp. II
Current liabilities:
Class A ordinary shares subject to possible redemption, 23,000,000 shares at a redemption value of $10.49 and $10.20 per share as of June 30, 2026 and September 30, 2025, respectively		234,628,166
Stockholder’s deficit:
Common stock	71	71
Class B ordinary shares | Armada Acquisition Corp. II
Stockholder’s deficit:
Common stock	$ 788	$ 788